S000091478 [Member] Expense Example, No Redemption - RJ Eagle Municipal Income ETF - RJ Eagle Municipal Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 42
Expense Example, No Redemption, 3 Years	$ 132